Significant non-recurring events and operations	12 Months Ended
Dec. 31, 2024
Significant non-recurring events and operations
Significant non-recurring events and operations	38 Significant non-recurring events and operations In 2024, in 2023 and 2022, Eni did not report any non-recurring events and operations.